Restructuring Charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Apr. 29, 2011	Apr. 30, 2010	Apr. 24, 2009	Apr. 29, 2011 Fiscal Year 2011 Initiative [Member] Positions	Apr. 29, 2011 Fiscal Year 2011 Initiative [Member] Positions	Apr. 29, 2011 Fiscal Year 2011 Initiative [Member] Employee Termination Costs [Member]	Apr. 29, 2011 Fiscal Year 2011 Initiative [Member] Asset Write Downs [Member]	Apr. 29, 2011 Fiscal Year 2011 Initiative [Member] Other Costs [Member]	Jul. 31, 2009 Fiscal Year 2009 Initiative [Member] Positions	Apr. 24, 2009 Fiscal Year 2009 Initiative [Member]	Apr. 30, 2010 Fiscal Year 2009 Initiative [Member]	Apr. 24, 2009 Fiscal Year 2009 Initiative [Member]	Jul. 31, 2009 Fiscal Year 2009 Initiative [Member] Employee Termination Costs [Member]	Apr. 30, 2010 Fiscal Year 2009 Initiative [Member] Employee Termination Costs [Member]	Apr. 24, 2009 Fiscal Year 2009 Initiative [Member] Employee Termination Costs [Member]	Jul. 31, 2009 Fiscal Year 2009 Initiative [Member] Asset Write Downs [Member]	Apr. 30, 2010 Fiscal Year 2009 Initiative [Member] Asset Write Downs [Member]	Apr. 24, 2009 Fiscal Year 2009 Initiative [Member] Asset Write Downs [Member]	Jul. 25, 2008 Global Realignment Initiative [Member] Positions	Oct. 30, 2009 Global Realignment Initiative [Member]	Apr. 24, 2009 Global Realignment Initiative [Member]	Oct. 30, 2009 Global Realignment Initiative [Member] Employee Termination Costs [Member]	Apr. 24, 2009 Global Realignment Initiative [Member] Employee Termination Costs [Member]	Oct. 30, 2009 Global Realignment Initiative [Member] Asset Write Downs [Member]	Apr. 24, 2009 Global Realignment Initiative [Member] Asset Write Downs [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance									$ 28		$ 28		$ 28	$ 28					$ 25	$ 15	$ 25	$ 15	$ 25
Restructuring Reserve, Period Expense					257	162	24	71			63	34		53	29		10	5		5	96		91	5	5
Restructuring Reserve, Payments and Write-downs					(53)	(5)	(24)	(24)	(5)		(74)	(6)	(5)	(64)	(1)		(10)	(5)		(14)	(94)	(9)	(89)	(5)	(5)
Restructuring Reserve, Accrual Adjustment											(12)			(12)						(8)	(7)	(8)	(7)
Restructuring Reserve, Translation Adjustment																				2	(5)	2	(5)
Restructuring Reserve, Ending Balance				204	204	157		47		28	5	28		5	28						15		15
Restructuring charges	261	50	120	272					72	34									96
Severance Costs				177					62										91
Contract Termination Fees				45
Other Restructuring Costs				26
Incremental defined benefit pension and post-retirement related expenses				15					9
Inventory write-downs and production related asset impairments				11					7	3
Intangible Asset Impairment				$ 19
Restructuring and Related Cost, Expected Number of Positions Eliminated				2,100					1,500										900
Restructuring and Related Cost, Number of Positions Eliminated					120